Other non-current assets (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Other Assets, Noncurrent [Abstract]
Other Assets, Noncurrent	$ 2,475,346	$ 136
Fixed Assets [Member]
Other Assets, Noncurrent [Abstract]
Other Assets, Noncurrent	2,198,995
Rental Premises [Member]
Other Assets, Noncurrent [Abstract]
Other Assets, Noncurrent	$ 214,259